INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Useful life	December 31,
		(years)	2014	2015
a.	Impaired cost:
	Acquired technology and license	5 - 10	$17,939	$19,857
	Customer relationship	4.5 - 9	4,438	4,750

			22,377	24,607
	Accumulated amortization:
	Acquired technology and license		15,247	16,240
	Customer relationship		4,134	4,343

			19,381	20,583

	Amortized cost		$2,996	$4,024

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Expected amortization expenses are as follows:

Year ending December 31,

2016	$1,200
2017	835
2018	749
2019	354
Thereafter	886

$4,024